INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Similar Income [Abstract]
Interest on loans	S/ 15,044,864	S/ 12,419,281	S/ 10,170,680
Interest on investments at fair value through other comprehensive income	1,984,408	1,595,570	1,152,542
Interest on due from banks	1,133,211	467,387	49,637
Interest on investments at amortized cost	456,543	382,097	323,689
Interest on investments at fair value through profit or loss	48,376	38,550	50,562
Dividends received	46,080	29,226	40,637
Other interest and similar income	85,013	79,171	62,659
Total	18,798,495	15,011,282	11,850,406
Interest and Similar Expense [Abstract]
Interest on deposits and obligations	(3,141,307)	(1,688,245)	(865,474)
Interest on due to banks and correspondents	(1,158,665)	(683,078)	(435,426)
Interest on bonds and notes issued	(634,299)	(728,218)	(836,977)
Financial expenses of insurance activities	(466,814)	(426,477)	0
Deposit Insurance Fund	(237,441)	(230,255)	(213,741)
Interest on lease liabilities	(25,574)	(25,054)	(27,374)
Other interest and similar expense	(196,423)	(138,337)	(111,810)
Total	S/ (5,860,523)	S/ (3,919,664)	S/ (2,490,802)